Stockholders' Equity (Details) - Schedule of Accrued Dividends - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Schedule of Accrued Dividends [Abstract]
Series A preferred stock	$ 71,867	$ 41,867	$ 41,867